Balances and Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 14:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fritz Companies Israel T. Ltd. (“Fritz”)

Fritz is a logistics company which is owned, in part, by the Chairman of the Board since March 2018. The Company has an ongoing logistic contract with Fritz. During the six months ended June 30, 2022 and 2021, logistic service fees amounted to $2,274 and $2,095, respectively. As of June 30, 2022 and December 31, 2021, the Company had trade payables balances due to this related party in amounts of $250 and $1,178, respectively.

2.	Accord Insurance Agency Ltd. (“Accord”)

The Company maintains a business relationship with Accord Insurance Agency Ltd., or Accord, a company which is an insurance agency that is owned in part and controlled, by the Chairman of the Board. Accord is the Company’s insurance agent for most of its insurance policies. During the six months ended June 30, 2022 and 2021, total premiums under the contracts were $262 and $193, respectively.

3.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part, by a few of the Company’s Board members. During the six months ended June 30, 2022 and 2021 maintenance fees and additional licenses acquired amounted to $109 and $88 respectively As of June 30, 2022 and December 31, 2021, the Company had no trade payables balances due to this related party.

4.	Tritone Technologies Ltd. (“Tritone”)

On September 13, 2020, the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is a director of the Company and one of whose shareholders is an equity fund controlled by the chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the lease is 24 months, until September 12, 2022, with an option to extend the term by an additional 12 months. The rent under the sublease is approximately $2 per month. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord. As of June 30, 2022 and December 31, 2021, the Company had a trade receivable balance due from this related party in an amount of $4 and $5, respectively.

5.	Magalcom Ltd. (“Magalcom”)

The Company entered into a transaction with Magalcom which is owned, in part and controlled, by the Chairman of the Board, for the replacement of communication equipment in its conference rooms. Total consideration to be paid to Magalcom pursuant to this transaction is approximately $650. During the six months ended June 30, 2022 and 2021, service fees amounted to $56 and $163, respectively. As of June 30, 2022 and December 31, 2021, the Company had a trade payables balance due to this related party in amounts of $0 and $282, respectively.